EMPLOYEE BENEFITS OBLIGATIONS - Net Periodic Costs (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Disclosure of net defined benefit liability (asset) [line items]
Post-employment benefits – defined benefit plans	$ 40.9	$ 32.4
Funded
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	29.0	23.8
Interest expense (income), net defined benefit liability (asset)	(15.3)	(15.2)
Past service cost, net defined benefit liability (asset)	1.7	0.0
Administrative costs, net defined benefit liability (asset)	1.0	1.4
Post-employment benefits – defined benefit plans	35.0	27.9
Funded | Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	29.0	23.8
Interest expense (income), net defined benefit liability (asset)	18.6	17.9
Unfunded
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	3.5	2.3
Interest expense (income), net defined benefit liability (asset)	2.4	2.2
Past service cost, net defined benefit liability (asset)	0.0	0.0
Post-employment benefits – defined benefit plans	5.9	4.5
Unfunded | Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	3.5	2.3
Interest expense (income), net defined benefit liability (asset)	2.4	2.2
Foreign
Disclosure of net defined benefit liability (asset) [line items]
Interest expense (income), net defined benefit liability (asset)		(1.1)
Post-employment benefits – defined benefit plans	4.1	2.0
Foreign | Funded
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	1.8	1.5
Interest expense (income), net defined benefit liability (asset)	(1.0)
Past service cost, net defined benefit liability (asset)	0.0	0.0
Administrative costs, net defined benefit liability (asset)	0.1	0.2
Post-employment benefits – defined benefit plans	2.1	1.8
Foreign | Funded | Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	1.8	1.5
Interest expense (income), net defined benefit liability (asset)	1.2	1.2
Foreign | Unfunded
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	0.1	0.0
Interest expense (income), net defined benefit liability (asset)	0.2	0.2
Past service cost, net defined benefit liability (asset)	1.7	0.0
Post-employment benefits – defined benefit plans	2.0	0.2
Foreign | Unfunded | Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	0.1	0.0
Interest expense (income), net defined benefit liability (asset)	0.2	0.2
Canada
Disclosure of net defined benefit liability (asset) [line items]
Post-employment benefits – defined benefit plans	36.8	30.4
Canada | Funded
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	27.2	22.3
Interest expense (income), net defined benefit liability (asset)	(14.3)	(14.1)
Past service cost, net defined benefit liability (asset)	1.7	0.0
Administrative costs, net defined benefit liability (asset)	0.9	1.2
Post-employment benefits – defined benefit plans	32.9	26.1
Canada | Funded | Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	27.2	22.3
Interest expense (income), net defined benefit liability (asset)	17.4	16.7
Canada | Unfunded
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	3.4	2.3
Interest expense (income), net defined benefit liability (asset)	2.2	2.0
Past service cost, net defined benefit liability (asset)	(1.7)	0.0
Post-employment benefits – defined benefit plans	3.9	4.3
Canada | Unfunded | Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	3.4	2.3
Interest expense (income), net defined benefit liability (asset)	$ 2.2	$ 2.0